AST Bond Portfolio 2031 Annual Fund Operating Expenses - AST Bond Portfolio 2031	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
No Share Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.24%	[1]
Acquired Fund Fees and Expenses	0.05%	[1]
Expenses (as a percentage of Assets)	1.01%	[1]
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.96%	[1],[2]

[1]	Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (both before and after fee waiver and/or expense reimbursement) in the Portfolio’s Financial Highlights are attributable to Acquired Fund Fees and Expenses, which are not required to be disclosed in the Portfolio’s Financial Highlights.
[2]	The Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2027. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.91% of the Portfolio's average daily net assets through June 30, 2027. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.